UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1940

Legg Mason Partners Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS APPRECIATION FUND, INC.

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited)	September 30, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 6.7%
Hotels, Restaurants & Leisure - 0.8%
700,000	Marcus Corp.	$16,079,000
800,000	McDonald’s Corp.	31,296,000

	Total Hotels, Restaurants & Leisure	47,375,000

Media - 5.5%
500,000	EchoStar Communications Corp., Class A Shares*	16,370,000
350,000	Gannett Co. Inc.	19,890,500
300,000	Meredith Corp.	14,799,000
7,000,000	Time Warner Inc.	127,610,000
650,500	Viacom Inc., Class B Shares*	24,185,590
3,500,000	Walt Disney Co.	108,185,000
516,625	Warner Music Group Corp.	13,406,419

	Total Media	324,446,509

Specialty Retail - 0.4%
600,000	Home Depot Inc.	21,762,000

	TOTAL CONSUMER DISCRETIONARY	393,583,509

CONSUMER STAPLES - 11.8%
Beverages - 1.7%
1,550,000	PepsiCo Inc.	101,153,000

Food & Staples Retailing - 3.9%
800,000	Costco Wholesale Corp.	39,744,000
2,500,000	Wal-Mart Stores Inc.	123,300,000
1,400,000	Walgreen Co.	62,146,000

	Total Food & Staples Retailing	225,190,000

Food Products - 3.3%
1,126,210	Cadbury Schweppes PLC, ADR	48,168,002
600,000	Dean Foods Co.*	25,212,000
1,000,000	General Mills Inc.	56,600,000
400,000	H.J. Heinz Co.	16,772,000
200,000	Hershey Co.	10,690,000
800,000	Wm. Wrigley Jr. Co.	36,848,000

	Total Food Products	194,290,002

Household Products - 2.9%
900,000	Kimberly-Clark Corp.	58,824,000
1,789,121	Procter & Gamble Co.	110,889,719

	Total Household Products	169,713,719

	TOTAL CONSUMER STAPLES	690,346,721

ENERGY - 8.4%
Energy Equipment & Services - 0.9%
310,500	National-Oilwell Varco Inc.*	18,179,775
600,000	Schlumberger Ltd.	37,218,000

	Total Energy Equipment & Services	55,397,775

Oil, Gas & Consumable Fuels - 7.5%
400,000	BP PLC, ADR	26,232,000
1,400,000	Canadian Natural Resources Ltd.	63,812,000
700,000	Cimarex Energy Co.	24,633,000
500,000	Devon Energy Corp.	31,575,000
1,500,000	EnCana Corp.	70,035,000
2,700,000	Exxon Mobil Corp.	181,170,000
200,000	Suncor Energy Inc.	14,410,000
500,000	Valero Energy Corp.	25,735,000

	Total Oil, Gas & Consumable Fuels	437,602,000

	TOTAL ENERGY	492,999,775

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
EXCHANGE TRADED FUNDS - 1.4%
3,200,000	iShares MSCI Japan Index Fund	$43,328,000
600,000	streetTRACKS Gold Trust*	35,682,000

	TOTAL EXCHANGE TRADED FUNDS	79,010,000

FINANCIALS - 20.4%
Capital Markets - 2.2%
1,200,000	Bank of New York Co. Inc.	42,312,000
125,000	Goldman Sachs Group Inc.	21,146,250
800,000	Merrill Lynch & Co. Inc.	62,576,000

	Total Capital Markets	126,034,250

Commercial Banks - 2.0%
3,200,000	Wells Fargo & Co.	115,776,000

Consumer Finance - 1.9%
2,000,000	American Express Co.	112,160,000

Diversified Financial Services - 2.4%
1,700,000	Bank of America Corp.	91,069,000
1,000,000	JPMorgan Chase & Co.	46,960,000

	Total Diversified Financial Services	138,029,000

Insurance - 9.4%
4,000	Berkshire Hathaway Inc., Class A Shares*	383,200,000
2,000,000	Marsh & McLennan Cos. Inc.	56,300,000
2,300,000	St. Paul Travelers Cos. Inc.	107,847,000

	Total Insurance	547,347,000

Real Estate Management & Development - 2.0%
2,200,000	Forest City Enterprises Inc., Class A Shares	119,460,000

Thrifts & Mortgage Finance - 0.5%
700,000	Brookline Bancorp Inc.	9,625,000
1,500,000	Hudson City Bancorp Inc.	19,875,000

	Total Thrifts & Mortgage Finance	29,500,000

	TOTAL FINANCIALS	1,188,306,250

HEALTH CARE - 6.3%
Biotechnology - 1.5%
900,000	Amgen Inc.*	64,377,000
300,000	Genentech Inc.*	24,810,000

	Total Biotechnology	89,187,000

Health Care Providers & Services - 0.7%
800,000	UnitedHealth Group Inc.	39,360,000

Pharmaceuticals - 4.1%
1,850,000	Johnson & Johnson	120,139,000
3,000,000	Pfizer Inc.	85,080,000
700,000	Wyeth	35,588,000

	Total Pharmaceuticals	240,807,000

	TOTAL HEALTH CARE	369,354,000

INDUSTRIALS - 20.4%
Aerospace & Defense - 4.0%
1,000,000	Honeywell International Inc.	40,900,000
1,600,000	Raytheon Co.	76,816,000
1,800,000	United Technologies Corp.	114,030,000

	Total Aerospace & Defense	231,746,000

Air Freight & Logistics - 1.6%
1,300,000	United Parcel Service Inc., Class B Shares	93,522,000

See Notes to Schedule of Investments.

2

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Airlines - 0.7%
2,500,000	Southwest Airlines Co.	$41,650,000

Building Products - 0.4%
801,000	Masco Corp.	21,963,420

Commercial Services & Supplies - 2.7%
1,100,000	Covanta Holding Corp.*	23,683,000
1,200,000	Pitney Bowes Inc.	53,244,000
2,200,000	Waste Management Inc.	80,696,000

	Total Commercial Services & Supplies	157,623,000

Electrical Equipment - 0.5%
1,176,850	American Power Conversion Corp.	25,843,626

Industrial Conglomerates - 9.0%
2,000,000	3M Co.	148,840,000
8,500,000	General Electric Co.	300,050,000
2,800,000	Tyco International Ltd.	78,372,000

	Total Industrial Conglomerates	527,262,000

Machinery - 0.3%
1,000,000	Tata Motors Ltd., ADR	18,580,000

Road & Rail - 1.2%
1,231,033	Florida East Coast Industries Inc.	70,267,363

	TOTAL INDUSTRIALS	1,188,457,409

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 3.4%
7,000,000	3Com Corp.*	30,870,000
5,500,000	Cisco Systems Inc.*	126,500,000
1,000,000	Motorola Inc.	25,000,000
500,000	QUALCOMM Inc.	18,175,000

	Total Communications Equipment	200,545,000

Computers & Peripherals - 2.5%
5,500,000	EMC Corp.*	65,890,000
1,000,000	International Business Machines Corp.	81,940,000

	Total Computers & Peripherals	147,830,000

Internet Software & Services - 2.7%
900,000	eBay Inc.*	25,524,000
90,000	Google Inc., Class A Shares*	36,171,000
2,200,000	VeriSign Inc.*	44,440,000
2,000,000	Yahoo! Inc.*	50,560,000

	Total Internet Software & Services	156,695,000

IT Services - 1.6%
800,000	Accenture Ltd., Class A Shares	25,368,000
1,425,000	Automatic Data Processing Inc.	67,459,500

	Total IT Services	92,827,500

Semiconductors & Semiconductor Equipment - 0.8%
1,000,000	Freescale Semiconductor Inc., Class B Shares*	38,010,000
500,000	Intel Corp.	10,285,000

	Total Semiconductors & Semiconductor Equipment	48,295,000

Software - 3.3%
7,000,000	Microsoft Corp.	191,310,000

	TOTAL INFORMATION TECHNOLOGY	837,502,500

MATERIALS - 4.1%
Chemicals - 4.1%
1,000,000	Cytec Industries Inc.	55,590,000

See Notes to Schedule of Investments.

3

LEGG MASON PARTNERS APPRECIATION FUND, INC.

Schedule of Investments (unaudited) (continued)	September 30, 2006

SHARES	SECURITY	VALUE
Chemicals - 4.1% (continued)
500,000	Dow Chemical Co.	$19,490,000
1,500,000	E.I. du Pont de Nemours & Co.	64,260,000
800,000	Ecolab Inc.	34,256,000
950,000	PPG Industries Inc.	63,726,000

	TOTAL MATERIALS	237,322,000

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.9%
1,000,000	Verizon Communications Inc.	37,130,000
1,033,926	Windstream Corp.	13,637,484

	Total Diversified Telecommunication Services	50,767,484

Wireless Telecommunication Services - 1.1%
900,000	ALLTEL Corp.	49,950,000
1,000,000	Sprint Nextel Corp.	17,150,000

	Total Wireless Telecommunication Services	67,100,000

	TOTAL TELECOMMUNICATION SERVICES	117,867,484

UTILITIES - 0.7%
Electric Utilities - 0.7%
1,410,874	Duke Energy Corp.	42,608,395

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $4,036,382,001)	5,637,358,043

FACE AMOUNT
SHORT-TERM INVESTMENT - 4.2%
Repurchase Agreement - 4.2%
$244,687,000	Interest in $414,241,000 joint tri-party repurchase agreement dated 9/29/06 with Banc of America Securities LLC, 5.300% due 10/2/06; Proceeds at maturity- $244,795,070; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.600% due 2/28/07 to 9/26/13; Market value- $249,580,980) (Cost - $244,687,000)	244,687,000

	TOTAL INVESTMENTS - 100.7% (Cost - $4,281,069,001#)	5,882,045,043
	Liabilities in Excess of Other Assets - (0.7)%	(41,061,093)

	TOTAL NET ASSETS - 100.0%	$5,840,983,950

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Appreciation Fund, Inc. (formerly known as Smith Barney Appreciation Fund Inc) (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,635,158,124
Gross unrealized depreciation	(34,182,082)

Net unrealized appreciation	$1,600,976,042

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Appreciation Fund, Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	November 28, 2006